PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	2013	2013	2012
	US$	RMB	RMB
	(In thousands)
Buildings	52,146	317,930	168,302
Machinery and equipment	36,281	221,203	197,452
Motor vehicles	4,435	27,037	25,486
Furniture, fixtures and office equipment	17,164	104,649	38,422
	110,026	670,819	429,662
Less: accumulated depreciation	(34,425)	(209,887)	(169,690)
Property, plant and equipment, net	75,601	460,932	259,972